Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14.       Subsequent Event

The Company has completed a second round of a private placement for total proceeds of $3,882,500, of which $3,542,500 was received on March 29, 2012.  On April 3, 2012 the remaining balance of $340,000 was received.  Investors received 170,000 shares of common stock upon final closing of funding.  The investors also received options to purchase an additional 85,000 shares of common at an exercise price of $4.00 per share, exercisable within five years of issuance.

On April 18, 2012, the Company issued 215,000 shares of its common stock to certain individuals as compensation for services rendered to the Company.

On June 26, 2012, the Company effected a 10-for-1 reverse stocksplitof its outstanding common stock. All shares and per share amounts in the accompaying consolidated financial statements and notes to financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split.

13.       Subsequent events

Subsequent to December 31, 2011, the Company has agreed to purchase certain intellectual property rights from an officer for 99,800 shares of preferred stock.  The stock was valued at par value of $998.

The Company has completed a second round of a private placement for total proceeds of $3,882,500, of which $3,542,500 was received on March 29, 2012.  On April 3, 2012 the remaining balance of $340,000 was received.  Investors received 170,000 shares of common stock upon final closing of funding.  The investors also received options to purchase an additional 85,000 shares of common at an exercise price of $4.00 per share, exercisable within five years of issuance.

On April 18, 2012, the Company issued 215,000 shares of its common stock to certain individuals as compensation for services rendered to the Company.